Business and Geographic Segment Information - Schedule of Off-Network and On-Network Revenues (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 619,122	$ 608,625	$ 615,749	$ 628,890	$ 642,848	$ 651,844	$ 653,803	$ 655,127	$ 2,472,386	$ 2,603,623	$ 2,610,152
On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									2,251,159	2,359,517	2,318,059
On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									1,895,194	1,988,771	1,950,230
On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Revenue									297,296	298,623	276,024
On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Revenue									58,669	72,123	91,805
Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									221,227	244,106	292,093
Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									172,624	194,601	234,143
Off-Network and Other Revenues [Member] | Satellite-Related Services [Member]
Segment Reporting Information [Line Items]
Revenue									$ 48,603	$ 49,505	$ 57,950
Revenues [Member] | Service Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									100.00%	100.00%	100.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									91.00%	91.00%	89.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									77.00%	76.00%	75.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									12.00%	11.00%	11.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									2.00%	3.00%	4.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									9.00%	9.00%	11.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									7.00%	7.00%	9.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Satellite-Related Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									2.00%	2.00%	2.00%